Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit or loss[1]	25	–	–	–	25
Cross currency swaps designated in a net investment hedge	62	–	–	(2)	60
Cross currency swaps designated in a cash flow hedge	–	–	–	(43)	(43)
Forward FX designated in a cash flow hedge[2]	–	13	–	–	13
Other derivatives	15	70	(79)	–	6
31 December 2021	102	83	(79)	(45)	61

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit or loss[1]	–	1	–	–	1
Cross currency swaps designated in a net investment hedge	55	–	–	(4)	51
Cross currency swaps designated in a cash flow hedge	–	–	–	(160)	(160)
Forward FX designated in a cash flow hedge[2]	–	1	(13)	–	(12)
Other derivatives	19	85	(80)	–	24
31 December 2022	74	87	(93)	(164)	(96)

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross currency swaps designated in a net investment hedge	100	–	–	(1)	99
Cross currency swaps designated in a cash flow hedge	116	–	(30)	(37)	49
Forward FX designated in a cash flow hedge[2]	–	19	(4)	–	15
Other derivatives	12	97	(122)	–	(13)
31 December 2023	228	116	(156)	(38)	150

1	Interest rate swaps related to instruments designated at fair value through profit or loss matured in 2023.
2	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

Schedule of interest rates on derivative financial instruments

			2023			2022			2021
Derivatives	0.1%	to	5.3%	0.1%	to	4.7%	(0.5)%	to	3.6%